Expense Example, No Redemption - FidelitySustainableTargetDateFunds-ComboClassAMCIZPro - FidelitySustainableTargetDateFunds-ComboClassAMCIZPro - Fidelity Sustainable Target Date 2030 Fund	May 30, 2024 USD ($)
Fidelity Advisor Sustainable Target Date 2030 Fund - Class Z
Expense Example, No Redemption:
1 Year	$ 37
3 Years	116
5 Years	202
10 Years	456
Fidelity Advisor Sustainable Target Date 2030 Fund - Class C
Expense Example, No Redemption:
1 Year	149
3 Years	462
5 Years	797
10 Years	1,543
Fidelity Advisor Sustainable Target Date 2030 Fund - Class M
Expense Example, No Redemption:
1 Year	445
3 Years	645
5 Years	862
10 Years	1,487
Fidelity Advisor Sustainable Target Date 2030 Fund - Class A
Expense Example, No Redemption:
1 Year	643
3 Years	789
5 Years	947
10 Years	1,407
Fidelity Advisor Sustainable Target Date 2030 Fund - Class I
Expense Example, No Redemption:
1 Year	47
3 Years	148
5 Years	258
10 Years	$ 579